As filed with the Securities and Exchange Commission on August 10, 2006

                                                     Registration No. 333-106142
                                                              File No. 811-21371
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    Under the
                           SECURITIES ACT OF 1933                      |X|
                         Pre-Effective Amendment No.                   [ ]

                       Post-Effective Amendment No. 9                  |X|

                                     and/or
                             REGISTRATION STATEMENT
                                    Under the
                       INVESTMENT COMPANY ACT OF 1940                  |X|

                              Amendment No. 11                         |X|

                        (Check appropriate box or boxes.)
                                  ------------
                              Phoenix Adviser Trust
               (Exact Name of Registrant as Specified in Charter)
                                  ------------
                     101 Munson Street, Greenfield, MA 01301
               (Address of Principal Executive Offices) (Zip Code)
                                 (800) 814-1897
              (Registrant's Telephone Number, including Area Code)
                                  ------------
                        Counsel and Chief Legal Officer:
                               Kevin J. Carr, Esq.
                           Vice President and Counsel
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056

                               John H. Beers, Esq.
                           Vice President and Counsel
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)
                                  ------------


  It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on (date) pursuant to paragraph (b)
  |X| 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
  If appropriate, check the following box:
  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

Part A, Item 2, Performance Tables

The Annual Return tables for each of the funds are hereby supplemented by the following information:

Phoenix Focused Value Fund

Year-to-date performance (through June 30, 2006) is 0.45%.

Phoenix Foreign Opportunities Fund

Year-to-date performance (through June 30, 2006) is 10.49%.

Parts A and B of Registrant's Post-Effective Amendment No. 7 under the Securities Act of 1933 (the "1933 Act"), and No. 9 under the Investment Company Act of 1940 (the "1940 Act"), filed on May 15, 2006 (the "May 15, 2006 Filing"), and Part C of Registrant's Post-Effective Amendment No. 8 and No. 10 under the 1933 Act and 1940 Act, respectively, filed on August 8, 2006, are incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of correcting a technical class identifier issue for Phoenix Foreign Opportunities Fund Class X Shares resulting from the May 15, 2006 Filing.

                              PHOENIX ADVISER TRUST

                           PART C -- OTHER INFORMATION

ITEM 23.    EXHIBITS

    a.1. Amended and Restated Trust Instrument dated May 9, 2003, is incorporated by reference to Exhibit 1(b) to Registrant's Registration Statement (File No. 333-106142) on Form N-1A filed with the Securities and Exchange Commission on June 16, 2003.

    a.2. Certificate of Amendment Redesignating Series dated August 5, 2003 is incorporated by reference to Exhibit 1(c) to Pre-Effective Amendment No. 1 (File No. 333-106142), filed via EDGAR on September 26, 2003.

    a.3. Certificate of Amendment Regarding Establishment and Designation of Series or Classes is incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 2 (File No. 333-106142), filed via EDGAR on February 27, 2004.

    a.4. Amendment to Schedule A of Amended and Restated Trust Instrument Abolishing and Rescinding Dividend Capture Fund is incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 2 (File No. 333-106142), filed via EDGAR on February 27, 2004.

    a.5. Second Amendment dated July 6, 2004 to Janus Adviser Amended and Restated Trust Instrument dated May 9, 2003, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    b.1. Bylaws dated May 9, 2003 are incorporated by reference to Exhibit 2(a) to Registrant's Registration Statement (File No. 333-106142) on Form N-1A filed with the Securities and Exchange Commission on June 16, 2003.

    b.2. First Amendment to Bylaws is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 (File No. 333-106142), filed via EDGAR on April 29, 2004.

    b.3. Second Amendment to Bylaws is incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 4, filed on April 21, 2005 (File No. 333-106142).

    b.4. Third Amendment to Bylaws, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    c.    Not Applicable

    d.1.  Investment Advisory Agreement dated June 20, 2005 between
          Registrant and Phoenix Investment Counsel, Inc. ("PIC") on behalf of Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    d.2. Subadvisory Agreement dated June 20, 2005 between Registrant and Vontobel Asset Management, Inc. ("Vontobel") on behalf of Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    e.1. Underwriting Agreement dated June 20, 2005 between Registrant and Phoenix Equity Planning Corporation ("PEPCO"), filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    e.2. Form of Sales Agreement between PEPCO and dealers (January, 2006), filed via EDGAR with Post-Effective Amendment No. 6 (File No. 333-106142) on March 15, 2006, and incorporated herein by reference.

    f. Form of Deferred Compensation Plan applicable to the Board of Trustees filed via EDGAR with Post-Effective Amendment No. 6 (File No. 333-106142) on March 15, 2006, and incorporated herein by reference.

    g.1. Master Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street") dated May 1, 1997, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    g.2. Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    g.3. Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20,
          2005 and incorporated herein by reference.

    g.4. Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20 2005 and incorporated herein by reference.

    h.1. Expense Limitation Agreement dated April 1, 2006 between Registrant and PIC, filed via EDGAR with Post-Effective Amendment No. 7 (File No. 333-106142) on May 15, 2006 and incorporated herein by reference.

    h.2. Transfer Agency and Service Agreement date June 1, 1994 between Phoenix Funds and PEPCO, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    h.3 First Amendment to the Transfer Agency and Service Agreement dated February 28, 2004 between Phoenix Funds and PEPCO, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    i.    Opinion and Consent of Fund Counsel is incorporated by reference to
          Exhibit 9(a) to Pre-Effective Amendment No.1, filed via EDGAR on September 26, 2003 (File No. 333-106142).


    j. Consent of Independent Registered Public Accounting Firm filed via EDGAR with Post-Effective Amendment No. 8 (File No. 333-106142) on August 8, 2006 and incorporated herein by reference.


    k.    Not Applicable.

    l.    Not Applicable.

    m.1. Amended Distribution and Shareholder Servicing Plan for Class A Shares, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    m.2. Amended Distribution and Shareholder Servicing Plan for Class C Shares, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    n.1. 2004 Amended and Restated Plan Pursuant to Rule 18f-3 for the Phoenix Funds and Phoenix Partners, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    n.2. First Amendment to the 2004 Amended and Restated Plan Pursuant to Rule 18f-3 for the Phoenix Funds and Phoenix Partners, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    n.3. Second Amendment to the 2004 Amended and Restated Plan Pursuant to Rule 18f-3 for the Phoenix Funds, Phoenix Partners and The Phoenix-Engemann Funds, filed via EDGAR with Post-Effective Amendment No. 5 (File No. 333-106142) on June 20, 2005 and incorporated herein by reference.

    o.    Reserved.

    p.1. Amended and Restated Codes of Ethics of the Phoenix Funds and the Distributor (PEPCO) dated February 2006, filed via EDGAR with Post-Effective Amendment No. 6 (File No. 333-106142) on March 15, 2006, and incorporated herein by reference.

    p.2. Amended and Restated Code of Ethics of the Adviser (PIC) dated February 2006, filed via EDGAR with Post-Effective Amendment No. 6 (File No. 333-106142) on March 15, 2006, and incorporated herein by reference.

    p.3. Vontobel Asset Management, Inc. Code of Ethics is incorporated by reference to Exhibit 16(b) to Post Effective Amendment No. 2 (File No. 333-106142), filed via EDGAR on February 27, 2004, and incorporated herein by reference.

    q. Power of Attorney for all Trustees dated April 12, 2006, filed via EDGAR with Post-Effective Amendment No. 7 (File No. 333-106142) on May 15, 2006 and incorporated herein by reference.

* Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    None

ITEM 25. INDEMNIFICATION

   Article VI of Phoenix Adviser Trust's Amended and Restated Trust Instrument provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    See "Management of the Funds" in the Prospectus and "Services of the Adviser and Subadviser" and "Management of the Trust" in the Statement of Additional Information, which is included in this Post-Effective Amendment to the Registration Statement.

    For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of Phoenix Investment Counsel, Inc. ("PIC"), the Adviser and Vontobel Asset Management, Inc. ("Vontobel"), the Subadviser, reference is made to the Adviser's and Subadviser's current Form ADV (SEC File No. 801-5995 for PIC and SEC File No. 801-21953 for Vontobel), filed under the Investment Advisers Act of 1940 and incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

    (a) PEPCO serves as the principal underwriter for the following registrants:

        Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Opportunities Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Universal Life Account, Phoenix Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


    (b) Directors and executive officers of PEPCO are as follows:

                NAME AND               POSITIONS AND OFFICES            POSITIONS AND OFFICES
           PRINCIPAL ADDRESS             WITH DISTRIBUTOR                  WITH REGISTRANT
           -----------------           ---------------------            ---------------------

       George R. Aylward             Director and                      Executive Vice President
       56 Prospect Street            Executive Vice President
       P.O. Box 150480
       Hartford, CT 06115-0480

       John H. Beers                 Vice President                    Assistant Secretary
       One American Row              and Secretary
       P.O. Box 5056
       Hartford, CT 06102-5056

       Kevin J. Carr                 Vice President                    Vice President, Counsel, Chief
       One American Row              and Assistant Secretary           Legal Officer and Secretary
       P.O. Box 5056
       Hartford, CT 06102-5056


                                      C-3



                NAME AND               POSITIONS AND OFFICES            POSITIONS AND OFFICES
           PRINCIPAL ADDRESS             WITH DISTRIBUTOR                  WITH REGISTRANT
           -----------------           ---------------------            ---------------------

       John R. Flores                Vice President and                Anti-Money Laundering Officer
       One American Row              Anti-Money Laundering             and Assistant Secretary
       P.O. Box 5056                 Officer
       Hartford, CT 06102-5056

       Daniel T. Geraci              Director, Chairman of the Board   Trustee and President
       56 Prospect Street            and President
       P.O. Box 150480
       Hartford, CT 06115-0480

       Michael E. Haylon             Director                          None
       One American Row
       P.O. Box 5056
       Hartford, CT 06102-5056

       David C. Martin               Vice President and                None
       One American Row              Chief Compliance Officer
       P.O. Box 5056
       Hartford, CT 06102-5056

       Glenn H. Pease                Vice President, Finance and       None
       56 Prospect Street            Treasurer
       P.O. Box 150480
       Hartford, CT 06115-0480

       Jacqueline M. Porter          Assistant Vice President          Vice President and
       56 Prospect Street                                              Assistant Treasurer
       P.O. Box 150480
       Hartford, CT 06115-0480

       Francis G. Waltman            Senior Vice President             Senior Vice President
       56 Prospect Street
       P.O. Box 150480
       Hartford, CT 06115-0480

       James D. Wehr                 Director                          None
       56 Prospect Street
       P.O. Box 150480
       Hartford, CT 06115-0480

    (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Fund:                  Principal Underwriter, Financial Agent
    Kevin J. Carr, Esq.                 and Transfer Agent:
    One American Row                         Phoenix Equity Planning Corporation
    P.O. Box 5056                            One American Row
    Hartford, CT 06102-5056                  P.O. Box 5056
                                             Hartford, CT 06102-5056

Investment Adviser:
    Phoenix Investment Counsel, Inc.  Custodian and Dividend Dispersing Agent:
    56 Prospect Street                     State Street Bank and Trust Company
    P.O. Box 150480                        225 Franklin Street
    Hartford, CT 06115-0480                Boston, MA 02110

Investment Subadviser:
    Vontobel Asset Management Inc.
    450 Park Avenue
    New York, NY 10022

ITEM 29. MANAGEMENT SERVICES

   The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

ITEM 30. UNDERTAKINGS

    None

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 10th day of August, 2006.


                                            PHOENIX ADVISER TRUST





ATTEST: /s/ Kevin J. Carr                   BY:   /s/ Daniel T. Geraci
        ------------------------------            ------------------------------
            Kevin J. Carr                             Daniel T. Geraci
            Secretary                                 President


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 10th day of August, 2006.


                   SIGNATURE               TITLE
                   ---------               -----

--------------------------------------     Trustee
            E. Virgil Conway*


          /s/ Nancy G. Curtiss
--------------------------------------     Chief Financial Officer and Treasurer
             Nancy G. Curtiss              (principal financial and accounting
                                           officer)


--------------------------------------     Trustee
          Harry Dalzell-Payne*



           /s/Daniel T. Geraci
--------------------------------------     Trustee and President (principal
             Daniel T. Geraci               executive officer)



--------------------------------------     Trustee
          Francis E. Jeffries*


--------------------------------------     Trustee
           Leroy Keith, Jr.*



--------------------------------------     Trustee
          Marilyn E. LaMarche*


--------------------------------------     Chairman
          Philip R. McLoughlin*


--------------------------------------     Trustee
         Geraldine M. McNamara*



--------------------------------------     Trustee
             James M. Oates*


--------------------------------------     Trustee
          Richard E. Segerson*


--------------------------------------     Trustee
        Ferdinand L. J. Verdonck*

     By /s/ Daniel T. Geraci
     ----------------------------------
     * Daniel T. Geraci, Attorney-in-fact pursuant to powers of attorney.


                                       S-1